Annual Fund Operating Expenses - Columbia Mortgage Opportunities Fund	Oct. 01, 2020
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	1.01%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.78%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	1.76%
Class Adv
Operating Expenses:
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	0.76%
Class Inst2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	0.72%
Class Inst
Operating Expenses:
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	0.76%
Class Inst3
Operating Expenses:
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	0.67%

[1]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through September 30, 2021, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.00% for Class A, 0.75% for Class Adv, 1.75% for Class C, 0.75% for Class Inst, 0.71% for Class Inst2 and 0.66% for Class Inst3.